EXPENSES BY NATURE - Marketing and sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Expenses by nature [abstract]
Employee costs	$ (24,125)	$ (23,094)		$ (18,617)
Amortization costs IFA	(4,098)	(3,238)		(3,164)
Depreciation PPE and right of use assets	(930)	(865)		(310)
Direct Operating Expenses	(28,543)	(23,362)		(19,587)
Other indirect marketing and sales costs	(1,749)	(1,045)		(3,046)
Marketing and sales	$ 59,445	$ 51,604	[1]	$ 44,724	[1]

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.